Available-for-sale financial investments (Details 2) - shares	Dec. 31, 2017		Dec. 31, 2016
Financial Assets Available-for-Sale, Category [Member] | Equity Investments [Member] | Union Andina de Cementos S.A.A. [Member]
Disclosure of financial assets [line items]
Number of shares	9,148,373	[1]	256,624	[2]

[1]	Represents 7.76% of its common shares.
[2]	Represents 0.016% of its common shares.